Consolidated Statements of Cash Flow (Parenthetical)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Of Cash Flows [Abstract]
Common stock and warrants, share issued	7,529,999
Shares issued in exchange for warrants, shares	1,506,004
Share issued through conversion of stockholder loan into capital		0	0
Common stock issued for price protection provision in subscription agreement	200,000	200,000